SABA OPPORTUNISTICALLY HEDGED CLOSED-END FUNDS ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Closed End Funds — 88.1%	Shares	Fair Value
Alternative — 4.6%
BlackRock ESG Capital Allocation Term Trust(b)	1,165,844	$17,907,364
Destra Multi-Alternative Fund	267,238	2,033,681
FS Specialty Lending Fund	38,806	457,523
		20,398,568
Equity — 58.9%
Adams Natural Resources Fund, Inc.	81,045	2,332,475
ASA Gold and Precious Metals Ltd.	575,128	36,693,166
BlackRock Enhanced International Dividend Trust	115,055	682,276
BlackRock Health Sciences Term Trust	385,406	6,451,696
BlackRock Science and Technology Term Trust(b)	1,663,602	52,104,014
BlackRock Technology and Private Equity Term Trust	1,090,031	9,744,877
Bluerock Private Real Estate Fund	347,660	4,224,069
ClearBridge Energy Midstream Opportunity Fund, Inc.	24,318	1,332,140
Clough Global Equity Fund	67,322	540,596
Duff & Phelps Utility and Infrastructure Fund, Inc.	101,783	1,467,711
Eaton Vance Tax Managed Global Buy Write	348,548	3,447,140
Gabelli Dividend & Income Trust (The) (b)	452,143	13,636,633
Gabelli Healthcare & WellnessRx Trust (The)	263,881	2,641,449
General American Investors Company, Inc. (b)	190,278	12,678,223
Japan Smaller Capitalization Fund, Inc.	603,212	7,618,568
John Hancock Premium Dividend Fund	5,293	66,745
Kayne Anderson Energy Infrastructure Fund	120,918	1,808,933
Korea Fund, Inc. (The)	67,862	4,372,349
Liberty All Star Growth Fund, Inc.	79,850	415,220
Liberty All-Star Equity Fund	833,253	4,991,185
Mexico Equity and Income Fund, Inc. (The)	1,943	26,153
Mexico Fund, Inc. (The)	424,223	9,218,366
Morgan Stanley China A Share Fund, Inc.	38,333	727,560
Morgan Stanley India Investment Fund, Inc.	134,593	3,129,287
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	917,843	9,866,812
Neuberger Next Generation Connectivity Fund, Inc. (b)	741,785	11,334,475
New Germany Fund, Inc. (The)	486,213	5,655,143
Nuveen S&P 500 Dynamic Overwrite Fund	508,467	9,787,990
NYLI CBRE Global Infrastructure Megatrends Term Fund(b)	309,704	4,534,067
Royce Micro-Cap Trust, Inc.	1,123,927	15,734,978
Royce Small-Cap Trust, Inc.	252,361	4,686,344
Taiwan Fund, Inc. (The)	22,534	2,299,820
Templeton Dragon Fund, Inc.	70,425	762,703
Total Return Securities Fund(a)	31,579	189,158
Tri-Continental Corporation	229,907	8,177,792
Virtus Artificial Intelligence & Technology Opportunities Fund	56,774	1,490,885
Voya Asia Pacific High Dividend Equity Income Fund	285,778	2,546,282
Voya Emerging Markets High Dividend Equity Fund	150,091	1,155,701
		258,572,981
Fixed Income — 12.2%
Bancroft Fund Ltd.	27,668	670,949
Blackstone/GSO Long-Short Credit Income Fund	36,210	389,258
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	402,526	4,274,826
BNY Mellon Strategic Municipal Bond Fund, Inc.	363,436	2,115,198
BNY Mellon Strategic Municipals, Inc.	808,086	4,993,971
Eaton Vance Floating-Rate Income Trust	44,045	470,401
Eaton Vance Senior Floating-Rate Trust	240,004	2,527,242
Ellsworth Growth and Income Fund Ltd.	184,396	2,269,915
FS Credit Opportunities Corporation	22,192	114,955

Closed End Funds — 88.1% (continued)	Shares	Fair Value
Fixed Income — 12.2% (continued)
High Income Securities Fund	180,166	$992,715
Highland Opportunities and Income Fund	983,908	7,241,563
Invesco Senior Income Trust	1,463,879	4,318,443
MFS Municipal Income Trust	136,918	737,988
Nuveen Credit Strategies Income Fund	16,016	76,396
PIMCO California Municipal Income Fund	56,281	486,831
PIMCO Dynamic Income Strategy Fund(b)	577,594	12,603,100
PIMCO New York Municipal Income Fund II	19,858	135,233
Saba Capital Income & Opportunities Fund II(c)	302,398	2,500,831
Virtus Convertible & Income Fund	13,228	221,040
Virtus Convertible & Income Fund II	36,740	566,163
Western Asset Inflation-Linked Opportunities &	731,126	6,068,346
		53,775,364
Mixed Allocation — 12.4%
Bexil Investment Trust	27,325	496,769
Calamos Global Dynamic Income Fund	58,763	495,960
Calamos Long/Short Equity & Dynamic Income Trust	74,234	987,312
Clough Global Dividend and Income Fund	86,407	527,947
Clough Global Opportunities Fund	337,640	1,941,430
LMP Capital and Income Fund, Inc.	327,217	5,104,585
Virtus AllianzGI Equity & Convertible Income Fund	192,217	4,988,031
Virtus Dividend Interest & Premium Strategy Fund(b)	1,944,481	30,275,569
Virtus Total Return Fund, Inc.	1,406,139	9,519,561
		54,337,164

Total Closed End Funds
(Cost $310,902,255)		387,084,077

Total Investments — 88.1%
(Cost $310,902,255)		387,084,077

Exchange-Traded Funds Short — (8.3)%	Shares	Fair Value
Equity — (8.3)%
VanEck Gold Miners ETF	(319,557)	(31,479,560)
VanEck Junior Gold Miners ETF	(38,792)	(4,962,661)
		(36,442,221)

Total Exchange-Traded Funds Short (Proceeds $22,775,700)		(36,442,221)

Other Assets in Excess of Liabilities — 20.2%		88,836,150

Total Net Assets — 100.0%		$439,478,006

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for borrowings as of August 31, 2026. The aggregate value of those securities was $54,476,898, representing 12.4% of net assets.
(c)	Affiliated issuer.

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SABA OPPORTUNISTICALLY HEDGED CLOSED-END FUNDS ETF

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

August 31, 2026

Short Futures Contracts	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
FUTURES
CBOT 10 Year US Treasury Note	(210)	December 2026	$(22,807,968)	$(22,607,812)	$200,156
CBOT 5 Year US Treasury Note	(31)	January 2027	(3,297,262)	(3,276,797)	20,465
CME E-Mini Standard & Poor's 500 Index Future	(65)	September 2026	(24,822,963)	(25,021,750)	(198,787)
Total Futures			$(50,928,193)	$(50,906,359)	$21,834

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